SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details 5) (USD $)	12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Convertible Senior Notes due 2018	Dec. 31, 2012 Convertible Senior Notes due 2018	Dec. 31, 2011 Convertible Senior Notes due 2018
Deferred convertible bond/notes issuance costs
Issuance costs of debt				$ 7,156,101		$ 7,156,101
Amortization of deferred convertible notes issuance costs and premium	784,456	881,172	332,668		784,456	881,172
Cost of revenues
Shipping and handling costs	14,524,853	9,058,534	4,800,640
Warranty costs
Period of warranties for solar modules against specified declines in the initial minimum power generation capacity at the time of delivery	25 years
Minimum period of warranties for solar modules against defects in materials and workmanship	5 years
Maximum period of warranties for solar modules against defects in materials and workmanship	10 years
Warranty accrual rate as a percentage of PV module revenues	1.00%
Product warranty reversal	(7,787,834)
Government grants
Government grants recorded in other operating income	4,287,891	4,305,347	1,059,995
Government grants received, related to property, plant and equipment and land use right	1,458,823	7,132,358	13,882,069
Amortization of government grant received, related to property, plant and equipment	$ 808,089	$ 628,133	$ 306,965